NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 14,447	$ 14,688
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,708	2,490
Preferred equity of subsidiaries	4,314	2,772
Non-controlling interests in subsidiaries and properties	18,310	12,822
Total interests of others in operating subsidiaries and properties	25,332	18,084
Total non-controlling interests	39,800	32,817
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
FV LTIP units of the Operating Partnership	$ 21	$ 45